Receivables (Schedule Of Trade Accounts Receivables Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable, Net, Current [Abstract]
Accounts receivable - trade	$ 274,502	$ 369,559
Allowance for doubtful accounts	(2,973)	(1,526)	$ (2,372)	$ (1,044)
Accounts receivable - trade, net	$ 271,529	$ 368,033